Other Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary of Detailed Information About Other Income and Expenses

	2024	2023
Restructuring costs	47	49
Earnings of equity-accounted investees	(130)	(101)
Bad debt expense	117	55
Project feasibility costs	92	92
Customer prepayment costs	58	55
Insurance recoveries	(65)	‐
Legal expenses	47	34
Consulting expenses	10	21
Loss on natural gas derivatives not designated as hedge	8	‐
Loss related to financial instruments in Argentina	35	92
ARO/ERL related expenses for non-operating sites (Note 22)	151	152
Gain on amendments to other post-retirement pension plans	‐	(80)
Other expenses	43	88
	413	457

Argentina has certain currency controls in place that limit our ability to settle our foreign currency-denominated obligations or remit cash out of Argentina. We utilize various financial instruments such as Blue Chip Swaps or Bonds for the Reconstruction of a Free Argentina (“BOPREAL”) that effectively allow companies to transact in US dollars. We incurred losses on these transactions due to the significant divergence between the market exchange rate used for these financial instruments and the official Central Bank of Argentina rate. These losses are recorded as part of loss related to financial instruments in Argentina.